Goodwill and intangible assets	12 Months Ended
Dec. 31, 2020
21. Goodwill and intangible assets
Goodwill and intangible assets

21 Goodwill and intangible assets

Accounting for goodwill and intangible assets

Goodwill

The carrying value of goodwill is determined in accordance with IFRS 3 Business Combinations and IAS 36 Impairment of Assets.

Goodwill arising on the acquisition of subsidiaries represents the excess of the fair value of the purchase consideration over the fair value of the Barclays Bank Group’s share of the assets acquired and the liabilities and contingent liabilities assumed on the date of the acquisition.

Goodwill is reviewed annually for impairment, or more frequently when there are indications that impairment may have occurred. The test involves comparing the carrying value of the cash generating unit (CGU) including goodwill with the present value of the pre-tax cash flows, discounted at a rate of interest that reflects the inherent risks, of the CGU to which the goodwill relates, or the CGU’s fair value if this is higher.

Intangible assets

Intangible assets other than goodwill are accounted for in accordance with IAS 38 Intangible Assets.

Intangible assets are initially recognised when they are separable or arise from contractual or other legal rights, the cost can be measured reliably and, in the case of intangible assets not acquired in a business combination, where it is probable that future economic benefits attributable to the assets will flow from their use.

For internally generated intangible assets, only costs incurred during the development phase are capitalised. Expenditures in the research phase are expensed when it is incurred.

Intangible assets are stated at cost (which is, in the case of assets acquired in a business combination, the acquisition date fair value) less accumulated amortisation and provisions for impairment, if any, and are amortised over their useful lives in a manner that reflects the pattern to which they contribute to future cash flows, generally using the amortisation periods set out below:

Annual rates in calculating amortisation	Amortisation period
Goodwill	Not amortised
Internally generated software[a]	12 months to 6 years
Other software	12 months to 6 years
Customer lists	12 months to 25 years
Licences and other	12 months to 25 years

Intangible assets are reviewed for impairment when there are indications that impairment may have occurred. Intangible assets not yet available for use are reviewed annually for impairment.

Note

a Exceptions to the above rate relate to useful lives of certain core banking platforms that are assessed individually and, if appropriate, amortised over longer periods ranging from 10 to 15 years.

		Intangible assets
	Goodwill	Internally generated software	Other software	Customer lists	Licences and other	Total
	£m	£m	£m	£m	£m	£m
Barclays Bank Group
Cost
As at 1 January 2020	406	1,430	81	1,371	458	3,746
Additions and disposals	-	-	-	-	-	-
Exchange and other movements	-	-	-	-	-	-
As at 31 December 2020	406	1,430	81	1,371	458	3,746
Accumulated amortisation and impairment
As at 1 January 2020	(111)	(870)	(54)	(1,159)	(340)	(2,534)
Disposals	-	-	-	-	-	-
Amortisation charge	-	-	-	-	-	-
Impairment charge	-	-	-	-	-	-
Exchange and other movements	-	-	-	-	-	-
As at 31 December 2020	(111)	(870)	(54)	(1,159)	(340)	(2,534)
Net book value	295	560	27	212	118	1,212

	Goodwill	Internally generated software	Other software	Customer lists	Licences and other	Total
	£m	£m	£m	£m	£m	£m
Barclays Bank Group
Cost
As at 1 January 2019	445	1,342	100	1,540	532	3,959
Additions and disposals	(33)	133	(15)	(128)	(39)	(82)
Exchange and other movements	(6)	(45)	(4)	(41)	(35)	(131)
As at 31 December 2019	406	1,430	81	1,371	458	3,746
Accumulated amortisation and impairment
As at 1 January 2019	(111)	(812)	(78)	(1,277)	(354)	(2,632)
Disposals	-	63	31	128	36	258
Amortisation charge	-	(154)	(13)	(44)	(34)	(245)
Impairment charge	-	(2)	-	-	-	(2)
Exchange and other movements	-	35	6	34	12	87
As at 31 December 2019	(111)	(870)	(54)	(1,159)	(340)	(2,534)
Net book value	295	560	27	212	118	1,212

Goodwill

Goodwill is allocated to business operations according to business segments as follows:

	Barclays Bank Group
	2020	2019
	£m	£m
Consumer, Cards and Payments	256	295
Total net book value of goodwill	256	295

2020 impairment review

The 2020 impairment review was performed during Q4 2020. Given the change in the macroeconomic and interest rate outlook, this review was performed across all material CGUs. A detailed assessment has been performed, with the approach and results of this analysis set out below.

Determining the carrying value of CGUs

The Carrying Value for each CGU is the sum of the tangible equity, goodwill and intangible balances associated with that CGU.

The Barclays Bank Group manages the assets and liabilities of its CGUs with reference to tangible equity of the respective businesses. That tangible equity is derived from the level of risk weighted assets (RWAs) and capital required to be deployed in the CGU and therefore reflects its relative risk, as well as the level of capital management consider a market participant would require to hold and retain to support business growth.

The goodwill held across the Barclays Bank Group has been allocated to the CGU where it originated, based upon historical records. The intangible balances are allocated to the CGUs based upon their expected usage of these assets.

Cash flows

The 5-year cash flows used in the calculation are based on the formally agreed medium term plans approved by the Board. These are prepared using macroeconomic assumptions which management consider reasonable and supportable, and reflect business agreed initiatives for the forecast period.

Discount rates

IAS 36 requires that the discount rate used in a value in use calculation reflects the pre-tax rate an investor would require if they were to choose an investment that would generate similar cash flows to those that the entity expects to generate from the asset. In determining the discount rate, management have identified the cost of equity associated with market participants that closely resemble our cash generating units and adjusted them for tax to arrive at the pre-tax equivalent rate. A range of discount rates have been used across the CGU’s ranging from 12% to 16.3% (2019: 11.0% to 13.2%).

Terminal growth rate

The terminal growth rate is used to estimate the effect of projecting cash flows to the end of an asset’s useful economic life. It is management’s judgement that the cash flows associated with the CGUs will grow in line with the major economies in which we operate. In prior years, the growth rate used had been based upon estimated economic growth rates (GDP). Given macroeconomic uncertainty, inflation rates are now considered a better approximation of future growth rates and are therefore the basis of terminal growth rates applied. The terminal growth rate used is 2.0% (2019:1.5%).

Outcome of goodwill and intangibles review

Based on management’s plans and assumptions the value in use exceeds the carrying value of the CGUs and no impairment has been indicated.

Other intangible assets

Determining the estimated useful lives of intangible assets (such as those arising from contractual relationships) requires an analysis of circumstances. The assessment of whether an asset is exhibiting indicators of impairment as well as the calculation of impairment, which requires the estimate of future cash flows and fair values less costs to sell, also requires the preparation of cash flow forecasts and fair values for assets that may not be regularly bought and sold.